UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                 77450
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(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/08

Date of reporting period: 06/30/08

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Proxy Voting Record.



ISSUER                          TICKER CUSIP    MTG DATE  MATTER VOTED ON                        PROPOSED BY VOTED VOTE    FOR MGMT
------------------------------- ------ -------- --------- -------------------------------------- ----------- ----- ------- --------
AVX Corporation                 AVX    002444107 07/18/07 Election of Directors                  Issuer      Yes   For     Yes

JAKKs Pacific                   JAKK   47012E106 08/17/07 Election of Directors                  Issuer      Yes   For     Yes
JAKKs Pacific                   JAKK   47012E106 08/17/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes
JAKKs Pacific                   JAKK   47012E106 08/17/07 Ratification of other measures         Issuer      Yes   Against No

Liberty Media Corporation       L      53071M302 10/23/07 Tracking Stock Proposal                Issuer      Yes   For     Yes
Liberty Media Corporation       L      53071M302 10/23/07 Recapitalization Proposal              Issuer      Yes   For     Yes
Liberty Media Corporation       L      53071M302 10/23/07 Optional Conversion Proposal           Issuer      Yes   For     Yes
Liberty Media Corporation       L      53071M302 10/23/07 Group Disposition Proposal             Issuer      Yes   For     Yes

Dell                            DELL   24702R101 12/04/07 Election of Directors                  Issuer      Yes   For     Yes
Dell                            DELL   24702R101 12/04/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Dell                            DELL   24702R101 12/04/07 Approval of Incentive Plan             Issuer      Yes   For     Yes
Dell                            DELL   24702R101 12/04/07 Executive Stock Ownership Guidelines   Shareholder Yes   Against Yes
Dell                            DELL   24702R101 12/04/07 Declaration of dividend                Shareholder Yes   Against Yes

Whole Foods Market              WFMI   966837106 03/10/08 Election of Directors                  Issuer      Yes   For     Yes
Whole Foods Market              WFMI   966837106 03/10/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Whole Foods Market              WFMI   966837106 03/10/08 Majority Vote for Directors            Shareholder Yes   For     No
Whole Foods Market              WFMI   966837106 03/10/08 Separate Chaairman and CEO             Shareholder Yes   Against Yes

Discover Financial Services     DFS    254709108 04/10/08 Election of Directors                  Issuer      Yes   For     Yes
Discover Financial Services     DFS    254709108 04/10/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Citigroup                       C      172967101 04/22/08 Election of Directors                  Issuer      Yes   For     Yes
Citigroup                       C      172967101 04/22/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Citigroup                       C      172967101 04/22/08 Prior governmental services report     Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/22/08 Political contributions report         Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/22/08 Limited Executive compensation         Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/22/08 Board nomination procedures            Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/22/08 Equator principles report              Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/22/08 Employment principles for executives   Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/22/08 GHG emmissions policies                Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/22/08 Human rights issues                    Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/22/08 Independent board chairman             Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/22/08 Vote to ratify executive compensation  Shareholder Yes   Against Yes

Moody's Corporation             MCO    615369105 04/22/08 Election of Directors                  Issuer      Yes   For     Yes
Moody's Corporation             MCO    615369105 04/22/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Moody's Corporation             MCO    615369105 04/22/08 Majority Vote for Directors            Shareholder Yes   For     No

Office Depot                    ODP    676220106 04/23/08 Election of Directors                  Issuer      Yes   For     Yes
Office Depot                    ODP    676220106 04/23/08 Approve bonus plan                     Issuer      Yes   For     Yes
Office Depot                    ODP    676220106 04/23/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Office Depot                    ODP    676220106 04/23/08 Ratification of other measures         Issuer      Yes   Against No

Cemex, S.A.B. De C.V.           CX     151290889 04/24/08 Presentation of financial statements   Issuer      Yes   For     Yes
Cemex, S.A.B. De C.V.           CX     151290889 04/24/08 Purchase of company shares             Issuer      Yes   For     Yes
Cemex, S.A.B. De C.V.           CX     151290889 04/24/08 Increase capital stock                 Issuer      Yes   For     Yes
Cemex, S.A.B. De C.V.           CX     151290889 04/24/08 Appointment of directors               Issuer      Yes   For     Yes
Cemex, S.A.B. De C.V.           CX     151290889 04/24/08 Compensation of directors              Issuer      Yes   For     Yes
Cemex, S.A.B. De C.V.           CX     151290889 04/24/08 Appointment of delegates               Issuer      Yes   For     Yes

MBIA                            MBI    55262C100 05/01/08 Election of Directors                  Issuer      Yes   For     Yes
MBIA                            MBI    55262C100 05/01/08 Exercise of warrants                   Issuer      Yes   For     Yes
MBIA                            MBI    55262C100 05/01/08 Restricted stock awards                Issuer      Yes   For     Yes
MBIA                            MBI    55262C100 05/01/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Sears Holdings Corporation      SHLD   812350106 05/05/08 Election of Directors                  Issuer      Yes   For     Yes
Sears Holdings Corporation      SHLD   812350106 05/05/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Sears Holdings Corporation      SHLD   812350106 05/05/08 Majority Vote shareholder committee    Shareholder Yes   Against Yes

SLM Corporation                 SLM    78442P106 05/08/08 Election of Directors                  Issuer      Yes   For     Yes
SLM Corporation                 SLM    78442P106 05/08/08 Ammend certificate of incorporation    Issuer      Yes   For     Yes
SLM Corporation                 SLM    78442P106 05/08/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Sprint Nextel Corporation       SHLD   852016100 05/13/08 Election of Directors                  Issuer      Yes   For     Yes
Sprint Nextel Corporation       SHLD   852016100 05/13/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Sprint Nextel Corporation       SHLD   852016100 05/13/08 Special shareholder meetings           Shareholder Yes   Against Yes

Mohawk Industries               MHK    608190104 05/14/08 Election of Directors                  Issuer      Yes   For     Yes

USG Corporation                 USG    902293405 05/14/08 Election of Directors                  Issuer      Yes   For     Yes
USG Corporation                 USG    902293405 05/14/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Level 3 Communications          LVLT   52729N100 05/20/08 Election of Directors                  Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/20/08 Approval for reverse stock split       Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/20/08 Simple majority vote                   Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/20/08 Ammend certificate of incorporation    Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/20/08 Approve transaction of other business  Issuer      Yes   For     Yes

Intel Corporation               INTC   458140100 05/21/08 Election of Directors                  Issuer      Yes   For     Yes
Intel Corporation               INTC   458140100 05/21/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Intel Corporation               INTC   458140100 05/21/08 Committee on sustainability            Shareholder Yes   Against Yes

General Motors                  GM     370442105 06/03/08 Election of Directors                  Issuer      Yes   For     Yes
General Motors                  GM     370442105 06/03/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
General Motors                  GM     370442105 06/03/08 Disclosure of political contributions  Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/03/08 Healthcare reform principles           Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/03/08 Executive compensation                 Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/03/08 Greenhouse gas emissions               Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/03/08 Adopt cumulative voting                Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/03/08 Special stockholder meetings           Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/03/08 Performance-based equity compensation  Shareholder Yes   Against Yes

Chesapeake Energy               CHK    165167107 06/06/08 Election of Directors                  Issuer      Yes   For     Yes
Chesapeake Energy               CHK    165167107 06/06/08 Ammend long-term incentive plan        Issuer      Yes   For     Yes
Chesapeake Energy               CHK    165167107 06/06/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Chesapeake Energy               CHK    165167107 06/06/08 Consider shareholder proposals         Shareholder Yes   For     No

Ebay                            EBAY   278642103 06/19/08 Election of Directors                  Issuer      Yes   For     Yes
Ebay                            EBAY   278642103 06/19/08 Approve equity incentive plan          Issuer      Yes   For     Yes
Ebay                            EBAY   278642103 06/19/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes

American Eagle Outfitters       AEO    02553E106 06/24/08 Election of Directors                  Issuer      Yes   For     Yes
American Eagle Outfitters       AEO    02553E106 06/24/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  7/18/08